Significant Transactions with Related Parties Included in Determination of Net Income (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Fees and Commissions USD ($)	Mar. 31, 2013 Fees and Commissions INR	Mar. 31, 2012 Fees and Commissions INR	Mar. 31, 2011 Fees and Commissions INR	Mar. 31, 2013 Interest and Dividend USD ($)	Mar. 31, 2013 Interest and Dividend INR	Mar. 31, 2012 Interest and Dividend INR	Mar. 31, 2011 Interest and Dividend INR	Mar. 31, 2013 Deposits USD ($)	Mar. 31, 2013 Deposits INR	Mar. 31, 2012 Deposits INR	Mar. 31, 2011 Deposits INR	Mar. 31, 2013 General and Administrative and Other Operating Expenses USD ($)	Mar. 31, 2013 General and Administrative and Other Operating Expenses INR	Mar. 31, 2012 General and Administrative and Other Operating Expenses INR	Mar. 31, 2011 General and Administrative and Other Operating Expenses INR	Mar. 31, 2013 Premises and Equipment Expense USD ($)	Mar. 31, 2013 Premises and Equipment Expense INR	Mar. 31, 2012 Premises and Equipment Expense INR	Mar. 31, 2011 Premises and Equipment Expense INR	Mar. 31, 2013 Principal Owner Fees and Commissions INR	Mar. 31, 2012 Principal Owner Fees and Commissions INR	Mar. 31, 2011 Principal Owner Fees and Commissions INR	Mar. 31, 2013 Principal Owner Interest and Dividend INR	Mar. 31, 2012 Principal Owner Interest and Dividend INR	Mar. 31, 2011 Principal Owner Interest and Dividend INR	Mar. 31, 2013 Principal Owner Deposits INR	Mar. 31, 2012 Principal Owner Deposits INR	Mar. 31, 2011 Principal Owner Deposits INR	Mar. 31, 2013 Principal Owner General and Administrative and Other Operating Expenses INR	Mar. 31, 2012 Principal Owner General and Administrative and Other Operating Expenses INR	Mar. 31, 2011 Principal Owner General and Administrative and Other Operating Expenses INR	Mar. 31, 2013 Principal Owner Premises and Equipment Expense INR	Mar. 31, 2012 Principal Owner Premises and Equipment Expense INR	Mar. 31, 2011 Principal Owner Premises and Equipment Expense INR	Mar. 31, 2013 Others Fees and Commissions INR	Mar. 31, 2012 Others Fees and Commissions INR	Mar. 31, 2011 Others Fees and Commissions INR	Mar. 31, 2013 Others Interest and Dividend INR	Mar. 31, 2012 Others Interest and Dividend INR	Mar. 31, 2011 Others Interest and Dividend INR	Mar. 31, 2013 Others Deposits INR	Mar. 31, 2012 Others Deposits INR	Mar. 31, 2011 Others Deposits INR	Mar. 31, 2013 Others General and Administrative and Other Operating Expenses INR	Mar. 31, 2012 Others General and Administrative and Other Operating Expenses INR	Mar. 31, 2011 Others General and Administrative and Other Operating Expenses INR	Mar. 31, 2013 Others Premises and Equipment Expense INR	Mar. 31, 2012 Others Premises and Equipment Expense INR	Mar. 31, 2011 Others Premises and Equipment Expense INR
Related Party Transaction [Line Items]
Related party transaction revenues	$ 148.3	8,085.4	7,038.7	8,755.8	$ 0.4	19.1	14.2	45.0													1,395.9	838.7	807.2	0	0	0										6,689.5	6,200.0	7,948.6	19.1	14.2	45.0
Related party transaction expenses									$ 4.2	229.7	104.1	60.6	$ (28.9)	(1,573.1)	(366.4)	(327.9)	$ (0.5)	(29.6)	(29.5)	(29.9)							97.9	75.5	48.8	(462.4)	0	0	(17.0)	(16.9)	(17.3)							131.8	28.6	11.8	(1,110.7)	(366.4)	(327.9)	(12.6)	(12.6)	(12.6)